Investment properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Fair value at the beginning of the year	$ 2,440,276
Net gain / (loss) from fair value adjustment	19,075	$ (486,121)	$ (267,681)
Currency translation adjustment	32,379	(42,824)	(1,919)
Fair value at the end of the year	2,404,115	2,440,276
Level 2 of fair value [Member]
Statement [Line Items]
Fair value at the beginning of the year	1,515,809	2,120,704
Additions	26,944	6,217
Disposals	(9,089)	(55,236)
Transfers	(111,140)	(56,953)
Net gain / (loss) from fair value adjustment	(438,333)	(481,805)
Additions of capitalized leasing costs	65	22
Depreciation of capitalized leasing costs	(131)	(188)
Currency translation adjustment	(5,477)	(16,952)
Fair value at the end of the year	978,648	1,515,809	2,120,704
Argentina Level 3 [Member]
Statement [Line Items]
Fair value at the beginning of the year	924,467	916,340
Additions	47,567	12,400
Disposals	(18)	0
Transfers	(3,824)	(9)
Net gain / (loss) from fair value adjustment	457,408	(4,316)
Additions of capitalized leasing costs	117	298
Depreciation of capitalized leasing costs	(250)	(246)
Currency translation adjustment	0	0
Fair value at the end of the year	$ 1,425,467	$ 924,467	$ 916,340